Goodwill	12 Months Ended
Dec. 31, 2020
Business Combination, Goodwill [Abstract]
Goodwill
13.	Goodwill
Changes in the carrying amount of goodwill by the reporting units as of December 31, 2019 and 2020 were as follows:

	Meituan on-demand delivery	Bike-sharing maintenance	Eleme On- demand delivery	B&Bs solution	Housekeeping solution	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of December 31, 2018	11,194	5,218	—	—	—	16,412

Acquisitions	—	—	9,819	—	—	9,819
Balance as of December 31, 2019	11,194	5,218	9,819	—	—	26,231

Acquisitions (Note 5)	—	—	—	4,613	88,216	92,829
Impairment	—	(336)	—	—	—	(336)

Balance as of December 31, 2020	11,194	4,882	9,819	4,613	88,216	118,724

Balance as of December 31, 2020, in US$	1,716	748	1,505	707	13,519	18,195

In December 2020, the Company identified an impairment indicator in the Bike-sharing maintenance reporting unit. The Company performed impairment test and recognized RMB336 (US$51) of impairment loss for the years ended December 31, 2020. The Company did not recognize goodwill impairment loss for any other periods presented.